Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following at September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
Land	$138,248	$138,248
Buildings	473,971	473,971
Office equipment	30,902	30,902
Furniture and fixtures	6,495	6,495
Equipment and machinery	1,828,006	423,547
	2,477,622	1,073,163
Less: accumulated depreciation	(110,205)	(84,627)
Total	$2,367,417	$988,536

Fixed assets consist of the following at December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
Land	$138,248	$138,248
Buildings	473,971	473,971
Office equipment	30,902	56,502
Furniture and fixtures	6,495	34,409
Equipment and machinery	423,547	383,829
	1,073,163	1,086,959
Less: accumulated depreciation	(84,627)	(83,946)
Total	$988,536	$1,003,013